Accruals and Other Liabilities	9 Months Ended
Sep. 30, 2020
Accruals and Other Liabilities
Accruals and Other Liabilities

11. Accruals and Other Liabilities

Accruals and other liabilities consist of the following:

	December 31,	September 30,
	2019	2020
Payables for purchase of property and equipment	1,121,715	716,071
Payable for R&D expenses	694,081	396,124
Payables for marketing events	436,610	381,542
Salaries and benefits payable	344,922	398,195
Advance from customers	297,096	467,277
Accrued expenses	246,121	234,670
Current portion of deferred revenue/income	189,172	284,751
Warranty liabilities	120,161	230,333
Interest payables	105,940	81,055
Current portion of deferred construction allowance	84,495	67,685
Current portion of finance lease liabilities	40,334	31,033
Payables for traveling expenses of employees	17,685	13,064
Investment deposit from investors	154,643	—
Other payables	363,666	224,394
Total	4,216,641	3,526,194